Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt
As of June 30, 2016, contractual maturities of debt for the years ending December 31 are as follows:

	Total	2016	2017	2018	2019	2020	Thereafter
	(In millions)
5.375% Notes	$700	$—	$—	$—	$—	$—	$700
1.125% Convertible Notes	550	—	—	—	—	550	—
1.625% Convertible Notes (1)	302	—	—	—	—	—	302
	$1,552	$—	$—	$—	$—	$550	$1,002

(1)
The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.

Substantially all of our debt is held at the parent, which is reported in the Other segment. The principal amounts, unamortized discount (net of premium related to the 1.625% Notes), unamortized issuance costs, and net carrying amounts of debt were as follows:

	Principal Balance	Unamortized Discount	Unamortized Issuance Costs	Net Carrying Amount
	(In millions)
June 30, 2016:
5.375% Notes	$700	$—	$10	$690
1.125% Convertible Notes	550	84	6	460
1.625% Convertible Notes	302	20	4	278
	$1,552	$104	$20	$1,428
December 31, 2015:
5.375% Notes	$700	$—	$11	$689
1.125% Convertible Notes	550	95	7	448
1.625% Convertible Notes	302	25	4	273
Other	1	—	—	1
	$1,553	$120	$22	$1,411

Interest cost recognized relating to our convertible senior notes for the periods presented was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Contractual interest coupon rate	$3	$3	$6	$6
Amortization of the discount	8	7	15	14
	$11	$10	$21	$20

5.375% Senior Notes due 2022. On November 10, 2015, we completed the private offering of $700 million aggregate principal amount of senior notes (5.375% Notes) due November 15, 2022, unless earlier redeemed. Interest is payable semiannually in arrears on May 15 and November 15. The 5.375% Notes are not convertible into our common stock or any other securities.
The 5.375% Notes are guaranteed by certain of our wholly owned subsidiaries. The 5.375% Notes and the guarantees are effectively subordinated to all existing and future secured debt of us and our guarantors to the extent of the assets securing such debt. In addition, the 5.375% Notes and the guarantees are structurally subordinated to all indebtedness and other liabilities and preferred stock of our subsidiaries that do not guarantee the 5.375% Notes.
We may redeem some or all of the 5.375% Notes at any time, and prior to August 15, 2022, at a price equal to 100% of the principal amount redeemed plus accrued and unpaid interest thereon, plus a "make-whole" premium. Thereafter, we may redeem some or all of the 5.375% Notes at a price equal to 100% of the principal amount redeemed plus accrued and unpaid interest thereon. The 5.375% Notes contain customary non-financial covenants and change of control provisions.
In connection with the issuance and sale of the 5.375% Notes, we entered into a registration rights agreement. Under this agreement, we will use commercially reasonable efforts to register substantially identical notes (the Exchange Notes) with the SEC in 2016. We will then offer such freely tradable Exchange Notes in exchange for the 5.375% Notes. We will pay additional interest on the 5.375% Notes if the Exchange Notes offering is not completed timely.
Credit Facility. In June 2015, we entered into an unsecured $250 million revolving credit facility (Credit Facility). The Credit Facility has a term of five years and all amounts outstanding will be due and payable on June 12, 2020. Subject to obtaining commitments from existing or new lenders and satisfaction of other specified conditions, we may increase the Credit Facility to up to $350 million. As of June 30, 2016, outstanding letters of credit amounting to $6 million reduced the borrowing capacity to $244 million, and no amounts were outstanding under the Credit Facility.
Borrowings under the Credit Facility bear interest based, at our election, on a base rate or an adjusted London Interbank Offered Rate (LIBOR), plus in each case the applicable margin. In addition to interest payable on the principal amount of indebtedness outstanding from time to time under the Credit Facility, we are required to pay a quarterly commitment fee.
Although the Credit Facility is not secured by any of our assets, certain of our wholly owned subsidiaries have jointly and severally guaranteed our obligations under the Credit Facility.
The Credit Facility contains customary non-financial and financial covenants, including a minimum fixed charge coverage ratio, a maximum debt-to-EBITDA ratio and minimum statutory net worth. At June 30, 2016, we were in compliance with all financial covenants under the Credit Facility.
1.125% Cash Convertible Senior Notes due 2020. In February 2013, we issued $550 million aggregate principal amount of 1.125% cash convertible senior notes (1.125% Notes) due January 15, 2020, unless earlier repurchased or converted. Interest is payable semiannually in arrears on January 15 and July 15.
The 1.125% Notes are senior unsecured obligations and rank senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 1.125% Notes; equal in right of payment to any of our unsecured indebtedness that is not subordinated; effectively junior in right of payment to any of our secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of our subsidiaries.
The 1.125% Notes are convertible only into cash, and not into shares of our common stock or any other securities. The initial conversion rate for the 1.125% Notes is 24.5277 shares of our common stock per $1,000 principal amount of the 1.125% Notes. This represents an initial conversion price of approximately $40.77 per share of our common stock. Upon conversion, in lieu of receiving shares of our common stock, a holder will receive an amount in cash, per $1,000 principal amount of 1.125% Notes, equal to the settlement amount, determined in the manner set forth in the indenture. We may not redeem the 1.125% Notes prior to the maturity date. Holders may convert their 1.125% Notes only under the following circumstances:

•
during any calendar quarter (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five business day period immediately after any five consecutive trading day period (the measurement period) in which the trading price per $1,000 principal amount of 1.125% Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	upon the occurrence of specified corporate events; or

•	at any time on or after July 15, 2019 until the close of business on the second scheduled trading day immediately preceding the maturity date.
The 1.125% Notes did not meet the stock price trigger in the quarter ended June 30, 2016; therefore the $460 million carrying amount was reclassified to long-term debt as of June 30, 2016.
The 1.125% Notes contain an embedded cash conversion option (the 1.125% Conversion Option), which was separated from the 1.125% Notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income until the 1.125% Conversion Option settles or expires. The initial fair value liability of the 1.125% Conversion Option simultaneously reduced the carrying value of the 1.125% Notes (effectively an original issuance discount). This discount is amortized to the 1.125% Notes' principal amount through the recognition of non-cash interest expense over the expected life of the debt. This has resulted in our recognition of interest expense on the 1.125% Notes at an effective rate of approximately 6%. As of June 30, 2016, the 1.125% Notes have a remaining amortization period of 3.5 years. The 1.125% Notes' if-converted value exceeded their principal amount by approximately $180 million and $332 million as of June 30, 2016 and December 31, 2015, respectively.
1.625% Convertible Senior Notes due 2044. In September 2014, we issued $125 million principal amount of 1.625% convertible senior notes (1.625% Notes) due August 15, 2044, unless earlier repurchased, redeemed or converted. Combined with the 1.625% Notes issued in an exchange transaction in 2014, the aggregate principal amount of 1.625% Notes issued was $302 million.
Interest is payable semiannually in arrears on February 15 and August 15. In addition, beginning with the semiannual interest period commencing immediately following the interest payment date on August 15, 2018, contingent interest will accrue on the 1.625% Notes during any semiannual interest period in which certain conditions or events occur, or under certain events of default. For example, additional interest of 0.25% per year will be payable on the 1.625% Notes for any semiannual interest period for which the principal amount of 1.625% Notes outstanding is less than $100 million.
The 1.625% Notes are senior unsecured obligations and rank senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 1.625% Notes; equal in right of payment to any of our unsecured indebtedness that is not subordinated; effectively junior in right of payment to any of our secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of our subsidiaries.
The initial conversion rate for the 1.625% Notes is 17.2157 shares of our common stock per $1,000 principal amount of the 1.625% Notes. This represents an initial conversion price of approximately $58.09 per share of our common stock. Upon conversion, we will pay cash and, if applicable, deliver shares of our common stock to the converting holder in an amount per $1,000 principal amount of 1.625% Notes equal to the settlement amount (as defined in the related indenture).
Holders may convert their 1.625% Notes only under the following circumstances:

•
during any calendar quarter (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five business day period after any five consecutive trading day period (the measurement period) in which the trading price per $1,000 principal amount of 1.625% Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	upon the occurrence of specified corporate events;

•	if we call any 1.625% Notes for redemption, at any time until the close of business on the business day immediately preceding the redemption date;

•	during the period from, and including, May 15, 2018 to the close of business on the business day immediately preceding August 19, 2018; or

•
at any time on or after February 15, 2044 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 1.625% Notes, in integral multiples of $1,000 principal amount, at the option of the holder regardless of the foregoing circumstances.

As of June 30, 2016, the 1.625% Notes were not convertible.
We may not redeem the 1.625% Notes prior to August 19, 2018. On or after August 19, 2018, we may redeem all or part of the 1.625% Notes for cash, except for the 1.625% Notes we are required to repurchase in connection with a fundamental change or on any specified repurchase date. The redemption price for the 1.625% Notes will equal 100% of the principal amount of the 1.625% Notes being redeemed, plus accrued and unpaid interest. In addition, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes for cash on August 19, 2018, August 19, 2024, August 19, 2029, August 19, 2034 and August 19, 2039, in each case, at a specified price equal to 100% of the principal amount of the 1.625% Notes to be repurchased, plus accrued and unpaid interest.
Because the 1.625% Notes are net share settled and have cash settlement features, we have allocated the principal amount between a liability component and an equity component. The reduced carrying value on the 1.625% Notes resulted in a debt discount that is amortized back to the 1.625% Notes' principal amount through the recognition of non-cash interest expense over the expected life of the debt. The expected life of the debt is approximately four years, beginning on the issuance date and ending on the first date we may redeem the 1.625% Notes in August 2018. As of June 30, 2016, the 1.625% Notes have a remaining amortization period of 2.1 years. This has resulted in our recognition of interest expense on the 1.625% Notes at an effective rate approximating what we would have incurred had nonconvertible debt with otherwise similar terms been issued, or approximately 5%. The outstanding 1.625% Notes’ if-converted value did not exceed their principal amount at June 30, 2016 and exceeded their principal amount at December 31, 2015 by approximately $10 million. At June 30, 2016 and December 31, 2015, the equity component of the 1.625% Notes, including the impact of deferred taxes, was $23 million.

Debt
As of December 31, 2015, contractual maturities of debt for the years ending December 31 are as follows (in millions):

	Total	2016	2017	2018	2019	2020	Thereafter
5.375% Notes	$700	$—	$—	$—	$—	$—	$700
1.125% Convertible Notes	550	—	—	—	—	550	—
1.625% Convertible Notes (1)	302	—	—	—	—	—	302
Other	1	1	—	—	—	—	—
	$1,553	$1	$—	$—	$—	$550	$1,002

(1)
The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.

Substantially all of our debt is held at the parent, which is reported in the Other segment. The principal amounts, unamortized discount (net of premium related to 1.625% Notes), unamortized issuance costs, and net carrying amounts of debt were as follows:

	Principal Balance	Unamortized Discount	Unamortized Issuance Costs	Net Carrying Amount
	(In millions)
December 31, 2015:
5.375% Notes	$700	$—	$11	$689
1.125% Convertible Notes	550	95	7	448
1.625% Convertible Notes	302	25	4	273
Other	1	—	—	1
	$1,553	$120	$22	$1,411
December 31, 2014:
1.125% Convertible Notes	$550	$115	$9	$426
1.625% Convertible Notes	302	33	5	264
	$852	$148	$14	$690

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Interest cost recognized for the period relating to:
Contractual interest coupon rate	$17	$13	$13
Amortization of the discount	29	26	22
	$46	$39	$35

5.375% Senior Notes due 2022. On November 10, 2015, we completed the private offering of $700 million aggregate principal amount of senior notes (5.375% Notes) due November 15, 2022, unless earlier redeemed. Interest is payable semiannually in arrears on May 15 and November 15, beginning on May 15, 2016. The 5.375% Notes are not convertible into our common stock or any other securities.
The 5.375% Notes are guaranteed by certain of our wholly owned subsidiaries. The 5.375% Notes and the guarantees are effectively subordinated to all existing and future secured debt of us and our guarantors to the extent of the assets securing such debt. In addition, the 5.375% Notes and the guarantees are structurally subordinated to all indebtedness and other liabilities and preferred stock of our subsidiaries that do not guarantee the 5.375% Notes.
We may redeem some or all of the 5.375% Notes at any time, and prior to August 15, 2022, at a price equal to 100% of the principal amount redeemed plus accrued and unpaid interest thereon, plus a "make-whole" premium. Thereafter, we may redeem some or all of the 5.375% Notes at a price equal to 100% of the principal amount redeemed plus accrued and unpaid interest thereon. The 5.375% Notes contain customary non-financial covenants and change of control provisions.
In connection with the issuance and sale of the 5.375% Notes, we entered into a registration rights agreement. Under this agreement, we will use commercially reasonable efforts to register substantially identical notes (the Exchange Notes) with the SEC in 2016. We will then offer such freely tradable Exchange Notes in exchange for the 5.375% Notes. We will pay additional interest on the 5.375% Notes if the Exchange Notes offering is not completed timely.
Credit Facility. In June 2015, we entered into an unsecured $250 million revolving credit facility (Credit Facility). The Credit Facility has a term of five years and all amounts outstanding will be due and payable on June 12, 2020. Subject to obtaining commitments from existing or new lenders and satisfaction of other specified conditions, we may increase the Credit Facility to up to $350 million. As of December 31, 2015, outstanding letters of credit amounting to $6 million reduced the borrowing capacity to $244 million, and no amounts were outstanding under the Credit Facility.
Borrowings under the Credit Facility bear interest based, at our election, on a base rate or an adjusted London Interbank Offered Rate (LIBOR), plus in each case the applicable margin. In addition to interest payable on the principal amount of indebtedness outstanding from time to time under the Credit Facility, we are required to pay a quarterly commitment fee.
Although the Credit Facility is not secured by any of our assets, certain of our wholly owned subsidiaries have jointly and severally guaranteed our obligations under the Credit Facility.
The Credit Facility contains customary non-financial and financial covenants, including a minimum fixed charge coverage ratio, a maximum debt-to-EBITDA ratio and minimum statutory net worth. At December 31, 2015, we were in compliance with all financial covenants under the Credit Facility.
1.125% Cash Convertible Senior Notes due 2020. In February 2013, we issued $550 million aggregate principal amount of 1.125% cash convertible senior notes (1.125% Notes) due January 15, 2020, unless earlier repurchased or converted. Interest is payable semiannually in arrears on January 15 and July 15.
The 1.125% Notes are senior unsecured obligations and rank senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 1.125% Notes; equal in right of payment to any of our unsecured indebtedness that is not subordinated; effectively junior in right of payment to any of our secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of our subsidiaries.
The 1.125% Notes are convertible only into cash, and not into shares of our common stock or any other securities. The initial conversion rate for the 1.125% Notes is 24.5277 shares of our common stock per $1,000 principal amount of the 1.125% Notes. This represents an initial conversion price of approximately $40.77 per share of our common stock. Upon conversion, in lieu of receiving shares of our common stock, a holder will receive an amount in cash, per $1,000 principal amount of 1.125% Notes, equal to the settlement amount, determined in the manner set forth in the indenture. We may not redeem the 1.125% Notes prior to the maturity date. Holders may convert their 1.125% Notes only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on June 30, 2013 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five business day period immediately after any five consecutive trading day period (the measurement period) in which the trading price per $1,000 principal amount of 1.125% Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	upon the occurrence of specified corporate events; or

•	at any time on or after July 15, 2019 until the close of business on the second scheduled trading day immediately preceding the maturity date.
The 1.125% Notes met the stock price trigger in the quarter ended December 31, 2015, and are convertible into cash through at least March 31, 2016. Because the 1.125% Notes may be converted to cash within 12 months, the $448 million carrying amount is reported in current portion of long-term debt as of December 31, 2015.
The 1.125% Notes contain an embedded cash conversion option (the 1.125% Conversion Option), which was separated from the 1.125% Notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income until the 1.125% Conversion Option settles or expires. The initial fair value liability of the 1.125% Conversion Option simultaneously reduced the carrying value of the 1.125% Notes (effectively an original issuance discount). This discount is amortized to the 1.125% Notes' principal amount through the recognition of non-cash interest expense over the expected life of the debt. This has resulted in our recognition of interest expense on the 1.125% Notes at an effective rate of approximately 6%. As of December 31, 2015, the 1.125% Notes have a remaining amortization period of 4.0 years. The 1.125% Notes' if-converted value exceeded their principal amount by approximately $332 million and $93 million as of December 31, 2015 and December 31, 2014, respectively.
1.625% Convertible Senior Notes due 2044. In September 2014, we issued $125 million principal amount of 1.625% convertible senior notes (1.625% Notes) due August 15, 2044, unless earlier repurchased, redeemed or converted. Combined with the 1.625% Notes issued in connection with the 3.75% Exchange described below, the aggregate principal amount issued under the 1.625% Notes was $302 million.
Interest is payable semiannually in arrears on February 15 and August 15. In addition, beginning with the semiannual interest period commencing immediately following the interest payment date on August 15, 2018, contingent interest will accrue on the 1.625% Notes during any semiannual interest period in which certain conditions or events occur, or under certain events of default. For example, additional interest of 0.25% per year will be payable on the 1.625% Notes for any semiannual interest period for which the principal amount of 1.625% Notes outstanding is less than $100 million.
The 1.625% Notes are senior unsecured obligations and rank senior in right of payment to any of our indebtedness that is expressly subordinated in right of payment to the 1.625% Notes; equal in right of payment to any of our unsecured indebtedness that is not subordinated; effectively junior in right of payment to any of our secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of our subsidiaries.
The initial conversion rate for the 1.625% Notes is 17.2157 shares of our common stock per $1,000 principal amount of the 1.625% Notes. This represents an initial conversion price of approximately $58.09 per share of our common stock. Upon conversion, we will pay cash and, if applicable, deliver shares of our common stock to the converting holder in an amount per $1,000 principal amount of 1.625% Notes equal to the settlement amount (as defined in the related indenture).
Holders may convert their 1.625% Notes only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on September 30, 2014 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five business day period after any five consecutive trading day period (the measurement period) in which the trading price per $1,000 principal amount of 1.625% Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	upon the occurrence of specified corporate events;

•	if we call any 1.625% Notes for redemption, at any time until the close of business on the business day immediately preceding the redemption date;

•	during the period from, and including, May 15, 2018 to the close of business on the business day immediately preceding August 19, 2018; or

•
at any time on or after February 15, 2044 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 1.625% Notes, in integral multiples of $1,000 principal amount, at the option of the holder regardless of the foregoing circumstances.

As of December 31, 2015, the 1.625% Notes were not convertible.
We may not redeem the 1.625% Notes prior to August 19, 2018. On or after August 19, 2018, we may redeem for cash all or part of the 1.625% Notes, except for the 1.625% Notes we are required to repurchase in connection with a fundamental change or on any specified repurchase date. The redemption price for the 1.625% Notes will equal 100% of the principal amount of the 1.625% Notes being redeemed, plus accrued and unpaid interest. In addition, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes for cash on August 19, 2018, August 19, 2024, August 19, 2029, August 19, 2034 and August 19, 2039, in each case, at a specified price equal to 100% of the principal amount of the 1.625% Notes to be repurchased, plus accrued and unpaid interest.
Because the 1.625% Notes are net share settled and have cash settlement features, we have allocated the principal amount between a liability component and an equity component. The reduced carrying value on the 1.625% Notes resulted in a debt discount that is amortized back to the 1.625% Notes' principal amount through the recognition of non-cash interest expense over the expected life of the debt. The expected life of the debt is approximately four years, beginning on the issuance date and ending on the first date we may redeem the notes in August 2018. As of December 31, 2015, the 1.625% Notes have a remaining amortization period of 2.6 years. This has resulted in our recognition of interest expense on the 1.625% Notes at an effective rate approximating what we would have incurred had nonconvertible debt with otherwise similar terms been issued, or approximately 5%. The outstanding 1.625% Notes’ if-converted value exceeded their principal amount by approximately $10 million as of December 31, 2015, and did not exceed their principal amount as of December 31, 2014. At December 31, 2015 and December 31, 2014, the equity component of the 1.625% Notes, including the impact of deferred taxes, was $23 million.
3.75% Exchange. In August 2014, we entered into separate, privately negotiated, exchange agreements (the 3.75% Exchange) with certain holders of our outstanding 3.75% convertible senior notes due 2014 (the 3.75% Notes). In this transaction, we exchanged $177 million aggregate principal amount of the 3.75% Notes for $177 million principal amount of 1.625% convertible senior notes due 2044, approximately 2 million shares of our common stock, and payment of accrued interest on the exchanged 3.75% Notes; additionally, we issued approximately 81,000 shares of common stock for services rendered in connection with the 3.75% Exchange. We did not receive any proceeds from the 3.75% Exchange.
3.75% Notes. As described above, we entered into the 3.75% Exchange transaction in August 2014, under which we exchanged $177 million of the outstanding principal amount of the 3.75% Notes for the 1.625% Notes. The remaining $10 million principal amount was repaid in full in October 2014.
Lease Financing Obligations. In 2013, we entered into a sale-leaseback transaction for the Molina Center located in Long Beach, California, and our Ohio health plan office building located in Columbus, Ohio. Due to our continuing involvement with these leased properties, the sale did not qualify for sales recognition and we remain the "accounting owner" of the properties. These assets continue to be included in our consolidated balance sheets, and also continue to be depreciated over their remaining useful lives. The lease financing obligation is amortized over the 25-year lease term such that there will be no gain or loss recorded if the lease is not extended at the end of its term. Rent will increase 3% per year through the initial term. Payments under the lease adjust the lease financing obligation, and the imputed interest is recorded to interest expense in our consolidated statements of income. Such interest amounted to $13 million for both years ended December 31, 2015 and 2014.
As described and defined in further detail in Note 17, "Related Party Transactions," we entered into a lease for office space in February 2013 consisting of two office buildings. We have concluded that we are the accounting owner of the buildings due to our continuing involvement with the properties. We have recorded $36 million to property, equipment and capitalized software, net, in the accompanying consolidated balance sheet as of December 31, 2015, which represents the total cost incurred by the Landlord for the construction of the buildings, net of accumulated depreciation. As of December 31, 2015 and December 31, 2014, the aggregate amount recorded to lease financing obligations, including the current portion, amounted to $40 million and $41 million, respectively. Payments under the lease adjust the lease financing obligation, and the imputed interest is recorded to interest expense in our consolidated statements of income. Such interest expense was $4 million and $3 million for the year ended December 31, 2015 and 2014, respectively. In addition to the capitalization of the costs incurred by the Landlord, we impute and record rent expense relating to the ground leases for the property sites. Such rent expense is computed based on the fair value of the land and our incremental borrowing rate, and was $1 million for both years ended December 31, 2015 and 2014. For information regarding the future minimum lease obligation, refer to Note 19, "Commitments and Contingencies."